Basis of Reporting (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash equivalents		The Company considers all highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents.
Accounts Receivable

Accounts receivable consists of mainly trade receivables due from customers for the sale of our products. Payment terms vary on a customer-by-customer basis, and currently range from cash on delivery to net 60 days. Receivables are considered past due when they have exceeded their payment terms. Accounts receivable have been reduced by an estimated allowance for doubtful accounts. The Company estimates its allowance for doubtful accounts based on facts, circumstances and judgments regarding each receivable. Customer payment history and patterns, length of relationship with the customer, historical losses, economic and political conditions, trends and individual circumstances are among the items considered when evaluating the collectability of the receivables. Accounts are reviewed regularly for collectability and those deemed uncollectible are written off. At December 31, 2019 and December 31, 2018, the Company had an allowance for doubtful accounts of $34,000 and $36,000, respectively.

Inventory

Inventory is stated at the lower of cost or net realizable value. Work in process and finished goods are comprised of labor, overhead and raw material costs. Labor and overhead costs are determined on a rolling average cost basis and raw materials are determined on an average cost basis. At December 31, 2019 and December 31, 2018, the Company established an allowance for slow moving and obsolete inventory of $291,000 and $268,000, respectively.

Income taxes

The Company follows ASC 740 “Income Taxes” (“ASC 740”) which prescribes the asset and liability method whereby deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities, and are measured using the enacted laws and tax rates that will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance for any tax benefits that are not expected to be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that such tax rate changes are enacted. Under ASC 740, tax benefits are recorded only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon ultimate settlement. Unrecognized tax benefits are tax benefits claimed in the Company’s tax returns that do not meet these recognition and measurement standards.

On December 22, 2017, the Tax Reform Act was signed into law. Among the provisions, the Tax Reform ACT reduces the U.S. federal corporate income tax rate from a maximum of 35% to a flat 21% effective January 1, 2018, requires companies to pay a one-time transition tax on deemed repatriated earnings of certain foreign subsidiaries that were previously tax deferred, and creates new taxes on certain foreign sourced earnings. At December 31, 2019, the Company has completed its accounting for the tax effects of the enactment of the Tax Reform Act. The Company has finalized the tax effects on its existing deferred tax balances and the one-time transition tax under Staff Accounting Bulletin No. 118 ("SAB 118"). The Company has also included current year impacts of the Tax Reform Act in our tax provision. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to reverse.

Depreciation and amortization

Property, plant and equipment are depreciated on the straight-line method over their estimated useful lives; generally 3-5 years for equipment and 30 years for buildings. Leasehold improvements and capitalized lease assets are amortized by the straight-line method over the shorter of their estimated useful lives or the term of the lease. Intangible assets include the cost of patent applications, which are deferred and charged to operations over 19 years. The accumulated amortization of patents is $190,000 at December 31, 2019 and $182,000 at December 31, 2018. Annual amortization expense of such intangible assets is expected to be $7,000 per year for the next 5 years.

Revenue recognition
The Company adopted ASU 2014-09, “Revenue from Contracts with Customers” in the first quarter of Fiscal 2018.The Company's revenues result from the sale of goods and reflect the consideration to which the Company expects to be entitled. The Company records revenues based on a five-step model in accordance with ASU 2014-09. The Company has defined purchase orders as contracts in accordance with ASU 2014-09. For its customer contracts, the Company’s performance obligations are identified; which is delivering goods at a determined transaction price, allocation of the contract transaction price with performance obligations (when applicable), and recognition of revenue when (or as) the performance obligation is transferred to the customer. Goods are transferred when the customer obtains control of the goods (which is upon shipment to the customer). The Company's revenues are recorded at a point in time from the sale of tangible products. Revenues are recognized when products are shipped.

In Fiscal 2018, the Company elected the Modified Retrospective Method (the "Cumulate Effect Method") to comply with ASU 2014-09. The Cumulative Effect Method does not affect the amounts for the prior periods, but requires that the current period be reported in accordance with ASU 2014-09. ASU 2014-09 was adopted on January 1, 2018 which was the first day of the Company's 2018 fiscal year. There was no material impact on the Company’s financial position or results of operations.

Product returns, discounts and allowances are variable consideration and are recorded as a reduction of revenue in the same period that the related sale is recorded. The Company has reviewed the overall sales transactions for variable consideration and has determined that these costs are not significant. The Company has not experienced any impairment losses, has no future performance obligations and does not capitalize costs to obtain or fulfill contracts.

Shipping and handling

Shipping and handling fees charged to customers are included in net sales, and shipping and handling costs incurred by the Company, to the extent of those costs charged to customers, are included in cost of sales.

Research and development

Research and development (“R&D”) costs are charged to operations when incurred. These costs include salaries, benefits, travel, costs associated with regulatory applications, supplies, depreciation of R&D equipment and other miscellaneous expenses.

Net loss per common share
Basic loss per common share is calculated by dividing net loss by the weighted average number of outstanding common shares during the period.

Potential common shares outstanding as of December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Warrants	2,000,000	2,000,000
Options	2,252,000	2,222,000
Total	4,252,000	4,222,000

For Fiscal 2019 and Fiscal 2018, the number of securities not included in the diluted loss per share was 4,252,000 and 4,222,000, respectively, as their effect was anti-dilutive due to a net loss in each year.

Use of estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Our management believes the major estimates and assumptions impacting our financial statements are the following:

●	estimates of the fair value of stock options and warrants at date of grant; and

●	estimates of accounts receivable reserves; and

●	estimates of the inventory reserves; and

●	estimates of accruals and liabilities; and

●	deferred tax valuation.

The fair value of stock options issued to employees, members of our Board of Directors, and consultants and of warrants issued in connection with debt financings is estimated on the date of grant based on the Black-Scholes options-pricing model utilizing certain assumptions for a risk free interest rate; volatility; and expected remaining lives of the awards. The assumptions used in calculating the fair value of share-based payment awards represent management's best estimates, but these estimates involve inherent uncertainties and the application of management judgment.

As a result, if factors change and the Company uses different assumptions, the Company's equity-based compensation expense could be materially different in the future. In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. In estimating the Company's forfeiture rate, the Company analyzed its historical forfeiture rate, the remaining lives of unvested options, and the amount of vested options as a percentage of total options outstanding.

If the Company's actual forfeiture rate is materially different from its estimate, or if the Company reevaluates the forfeiture rate in the future, the equity-based compensation expense could be significantly different from what we have recorded in the current period.

Actual results may differ from estimates and assumptions of future events.

Impairment of long-lived assets

The Company records impairment losses on long-lived assets used in operations when events and circumstances indicate that the assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than the carrying amounts of those assets. The Company has performed an analysis of the undiscounted cash flows expected to be generated from the Company’s fixed assets and intangibles. Based on the Company’s analysis, the Company believes the carrying value of these assets are recoverable and an impairment does not exist.

Financial Instruments
The carrying amounts of cash, accounts receivable, accounts payable, accrued expenses, and other assets/liabilities approximate their fair value based on the short term nature of those items.

Estimated fair value of financial instruments is determined using available market information. In evaluating the fair value information, considerable judgment is required to interpret the market data used to develop the estimates. The use of different market assumptions and/or different valuation techniques may have a material effect on the estimated fair value amounts.

Accordingly, the estimates of fair value presented herein may not be indicative of the amounts that could be realized in a current market exchange.

ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC Topic 820”) establishes a hierarchy for ranking the quality and reliability of the information used to determine fair values. ASC Topic 820 requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Unadjusted quoted market prices in active markets for identical assets or liabilities.

Level 2: Unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or inputs other than quoted prices are observable for the asset or liability.

Level 3: Unobservable inputs for the asset or liability.

The Company endeavors to utilize the best available information in measuring fair value. Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash —The carrying amount reported in the balance sheet for cash and cash equivalents approximates its fair value due to the short-term maturity of these instruments.

Line of Credit and Long-Term Debt—The carrying amounts of the Company’s borrowings under its line of credit agreement and other long-term debt approximates fair value, based upon current interest rates, some of which are variable interest rates.

Other Asset/liabilities – The carrying amounts reported in the balance sheet for other current assets and liabilities approximates their fair value, based on the nature of the assets and liabilities.

In August 2018, ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement”, was issued. ASU 2018-03 adds, modifies and removes several disclosure requirements relative to the three levels of inputs used to measure fair value in accordance with Topic 820, “Fair Value Measurement.” ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within that fiscal year. Early adoption is permitted. The Company adopted ASU 2018-03 in the quarter ended March 31, 2020 and the adoption did not have an impact on its financial position or results of operations.

Accounting for share-based payments and stock warrants
In accordance with the provisions of ASC Topic 718, “Accounting for Stock Based Compensation”, the Company recognizes share-based payment expense for stock options and warrants. In June 2018, ASU 2018-07, “Compensation - Stock Compensation/Improvements to Nonemployee Share-Based Payment Accounting”, was issued. ASU 2018-07 expands the scope of ASC Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. The requirements of Topic 718 must be applied to nonemployee awards except for certain exemptions specified in the amendment. ASU 2018-07 was effective for fiscal years beginning after December 15, 2018, including interim reporting periods within that fiscal year. The Company adopted ASU 2018-07 in the First Quarter 2019 and the adoption did not have a material impact on its financial position or results of operations considering the limited occasions where the Company has issued share based awards to nonemployees for goods or services.

The weighted average fair value of options issued and outstanding in Fiscal 2019 and Fiscal 2018 was $0.13 in each year. (See Note H [2] – Stockholders’ Equity)

In Fiscal 2018, the Company accounted for derivative instruments in accordance with ASC Topic 815 “Derivatives and Hedging” (“ASC Topic 815”). The guidance within ASC Topic 815 requires the Company to recognize all derivatives as either assets or liabilities on the statement of financial position unless the contract, including common stock warrants, settles in the Company’s own stock and qualifies as an equity instrument. A contract designated as an equity instrument is included in equity at its fair value, with no further fair value adjustments required; and if designated as an asset or liability is carried at fair value with any changes in fair value recorded in the results of operations. The weighted average fair value of warrants issued and outstanding was $0.18 in both Fiscal 2019 and Fiscal 2018. (See Note H [3] – Stockholders’ Equity)

Concentration of credit risk
The Company sells products primarily to United States customers and distributors. Credit is extended based on an evaluation of the customer’s financial condition.

At December 31, 2019, one customer accounted for 55.6% of the Company’s net accounts receivable and another customer accounted for 15.0%. A substantial portion of both of these balances were collected in the first quarter of the year ending December 31, 2020. Due to the long standing nature of the Company’s relationship with these customers and contractual obligations, the Company is confident it will recover these amounts.

At December 31, 2018, one customer accounted for 56.5% of the Company’s net accounts receivable. A substantial portion of this balance was collected in the first quarter of the year ended December 31, 2019. Due to the long standing nature of the Company’s relationship with this customer and contractual obligations, the Company is confident it will recover these amounts.

The Company has established an allowance for doubtful accounts of $34,000 and $36,000 at December 31, 2019 and December 31, 2018, respectively, based on factors surrounding the credit risk of our customers and other information.

One of the Company’s customers accounted for 44.8% of net sales in Fiscal 2019 and 44.0% of net sales in Fiscal 2018.

The Company maintains certain cash balances at financial institutions that are federally insured and at times the balances have exceeded federally insured limits.

Reporting comprehensive income

The Company reports comprehensive income in accordance with the provisions of ASC Topic 220, “Reporting Comprehensive Income” (“ASC Topic 220”). The provisions of ASC Topic 220 require the Company to report the change in the Company's equity during the period from transactions and events other than those resulting from investments by, and distributions to, the shareholders. For Fiscal 2019 and Fiscal 2018, comprehensive income was the same as net income.

Accounting Standards

ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”, issued in December 2019 reduces the complexity by removing exemptions and simplifying the accounting for franchise taxes, deferred taxes and taxes related to employee’s stock ownership plan. The requirements in ASU 2019-12 will be effective for public companies for fiscal years beginning after December 15, 2020, including interim periods. The Company is evaluating the impact of ASU 2019-12.

ASU 2020-01, “Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)”, issued in January 2020, clarifies certain interactions between the guidance to account for certain equity securities under Topic 321, the guidance to account for investments under the equity method of accounting in Topic 323, and the guidance in Topic 815, which could change how an entity accounts for an equity security under the measurement alternative or a forward contract or purchased option to purchase securities that, upon settlement of the forward contract or exercise of the purchased option, would be accounted for under the equity method of accounting or the fair value option in accordance with Topic 825, Financial Instruments. These amendments improve current GAAP by reducing diversity in practice and increasing comparability of the accounting for these interactions. The requirements in ASU 2019-12 will be effective for public companies for fiscal years beginning after December 15, 2020, including interim periods within the fiscal year. Early adoption is permitted. The Company is evaluating the impact of ASU 2020-01.

ASU 2020-06, “Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”, issued in August 2020 simplifies the accounting for convertible debt and convertible preferred stock by removing the requirements to separately present certain conversion features in equity. In addition, the amendments also simplify the guidance in ASC Subtopic 815-40, Derivatives and Hedging: Contracts in Entity’s Own Equity, by removing certain criteria that must be satisfied in order to classify a contract as equity, which is expected to decrease the number of freestanding instruments and embedded derivatives accounted for as assets or liabilities. Finally, the amendments revise the guidance on calculating earnings per share, requiring use of the if-converted method for all convertible instruments and rescinding an entity’s ability to rebut the presumption of share settlement for instruments that may be settled in cash or other assets. The amendments are effective for public companies for fiscal years beginning after December 15, 2021. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. The guidance must be adopted as of the beginning of the fiscal year of adoption. The Company is evaluating the impact of ASU 2020-06.

Any other new accounting pronouncements recently issued, but not yet effective, have been reviewed and determined to be not applicable or were related to technical amendments or codification. As a result, the adoption of such new accounting pronouncements, when effective, is not expected to have a material effect on the Company’s financial position or results of operations.

In the year ended December 31, 2019, we adopted the following accounting standards set forth by the Financial Accounting Standards Board (“FASB”):

ASU 2016-02, “Leases”, issued in February 2016, requires a lessee to recognize a lease liability and a right-of-use asset on its balance sheet for all leases, including operating leases, with a term greater than 12 months. Lease classification will determine whether a lease is reported as a financing transaction in the income statement and statement of cash flows. ASU 2016-02 does not substantially change lessor accounting, but it does make certain changes related to leases for which collectability of the lease payments is uncertain or there are significant variable payments. Additionally, ASU 2016-02 makes several other targeted amendments including a) revising the definition of lease payments to include fixed payments by the lessee to cover lessor costs related to ownership of the underlying asset such as for property taxes or insurance; b) narrowing the definition of initial direct costs which an entity is permitted to capitalize to include only those incremental costs of a lease that would not have been incurred if the lease had not been obtained; c) requiring seller-lessees in a sale-leaseback transaction to recognize the entire gain from the sale of the underlying asset at the time of sale rather than over the leaseback term; and d) expanding disclosures to provide quantitative and qualitative information about lease transactions. ASU 2016-02 was effective for all annual and interim periods beginning January 1, 2019, and was required to be applied retrospectively to the earliest period presented at the date of initial application, with early adoption permitted.

ASU 2018-11, “Leases (Topic 842); Targeted Improvements”, issued in July 2018, provides a transition election to not restate comparative periods for the effects of applying the new standard. This transition election permits entities to change the date of initial application to the beginning of the year of adoption and to recognize the effects of applying the new standard as a cumulative-effect adjustment to the opening balance of retained earnings. The Company adopted the standards using the transition election and the cumulative effect adjustment to the opening balance of retained earnings did not have a material impact on the Company’s financial conditions or its results of operations.

ASU 2018-20, “Leases (Topic 842)”, issued in December 2018, clarifies that lessor costs paid directly to a third-party by a lessee on behalf of the lessor, are no longer required to be recognized in the lessor's financial statements.

ASU 2019-01, Leases (Topic 842)”, issued in March 2019 includes amendments that are of a similar nature to the items typically addressed in the Codification improvements project. However, FASB decided to issue a separate update for the improvements related to Update 2016-02 to increase stakeholders’ awareness of the amendments and to expedite the improvements.

The Company adopted ASU 2016-02, ASU 2018-11, ASU 2018-20 and ASU 2019-01 in the first quarter of Fiscal 2019. In reviewing the Company’s current leases, there were two operating leases that fell within the scope of the standard, as amended, one for a copier in the Company’s New York facility and another lease related to the Company’s New Jersey facility. Starting in the first quarter of Fiscal 2019, the Company is recognizing a lease liability and a right-of-use asset on its balance sheet related to both of these leases.

ASU 2017-11, “Earnings Per Share, Distinguishing Liabilities from Equity, Derivatives and Hedging”, issued in July 2017, changes the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features. When determining whether certain financial instruments should be classified as liabilities or equity instruments, a down round feature will no longer preclude equity classification when assessing whether the instrument is indexed to an entity’s own stock. The amendments also clarify existing disclosure requirements for equity-classified instruments. As a result, a freestanding equity-linked financial instrument (or embedded conversion option) would not be accounted for as a derivative liability at fair value as a result of the existence of a down round feature. For freestanding equity classified financial instruments, the amendments require entities that present earnings per share (EPS) in accordance with Topic 260 to recognize the effect of the down round feature when it is triggered. That effect is treated as a dividend and as a reduction of income available to common shareholders in basic EPS. Convertible instruments with embedded conversion options that have down round features are now subject to the specialized guidance for contingent beneficial conversion features (in Subtopic 470-20, Debt—Debt with Conversion and Other Options), including related EPS guidance (in Topic 260). ASU 2017-11 was effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company adopted ASU 2017-11 in the first quarter of Fiscal 2019 and the adoption did not have an impact on its financial position or results of operations.

ASU 2018-07, “Compensation - Stock Compensation/Improvements to Nonemployee Share-Based Payment Accounting”, issued in June 2018, expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. The requirements of Topic 718 must be applied to nonemployee awards except for certain exemptions specified in the amendment. ASU 2018-07 was effective for fiscal years beginning after December 15, 2018, including interim reporting periods within that fiscal year. The Company adopted ASU 2018-07 in the first quarter of Fiscal 2019 and the adoption did not have a material impact on its financial position or results of operations considering the limited occasions where the Company has issued share based awards to nonemployees for goods or services.

The following accounting standards have been issued prior to the end of Fiscal 2019 but, did not require adoption as in Fiscal 2019:

ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement”, issued in August 2018, adds, modifies and removes several disclosure requirements relative to the three levels of inputs used to measure fair value in accordance with Topic 820, “Fair Value Measurement.” ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within that fiscal year. Early adoption is permitted. The Company is evaluating the impact of ASU 2018-13.

ASU 2019-08, Compensation – Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606)”, issued in November 2019, clarifies that an entity must measure and classify share-based payment awards granted to a customer by applying the guidance in Topic 718. ASU 2019-08 is effective for fiscal years beginning after December 15, 2019, including interim reporting periods within those fiscal years. The Company does not believe ASU 2019-08 will have a material effect on its financial statements.

ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”, issued in December 2019 reduces the complexity by removing exemptions and simplifying the accounting for franchise taxes, deferred taxes and taxes related to employee’s stock ownership plan. The requirements in ASU 2019-12 will be effective for public companies for fiscal years beginning after December 15, 2020, including interim periods. The Company is evaluating the impact of ASU 2019-12.

Any other new accounting pronouncements recently issued, but not yet effective, have been reviewed and determined to be not applicable or were related to technical amendments or codification. As a result, the adoption of such new accounting pronouncements, when effective, is not expected to have a material effect on the Company’s financial position or results of operations.

Reclassifications	Certain items have been reclassified from the prior year to conform to the current year presentation.	Certain items have been reclassified from the prior years to conform to the current year presentation.